Discontinued Operations and Assets and Liabilities Held for Sale	12 Months Ended
Dec. 31, 2019
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Discontinued Operations and Assets and Liabilities Held for Sale
DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE

South African asset sale

On 12 February 2020, AngloGold Ashanti announced that it has reached an agreement to sell its remaining South African producing assets and related liabilities to Harmony Gold Mining Company Limited. Consideration for the transaction is in cash and deferred payments with expected proceeds of around $300m subject to subsequent performance, and with additional proceeds if the West Wits assets are developed below current infrastructure.

The transaction includes the following assets and liabilities:

•	The Mponeng mine and its associated assets and liabilities;

•
The Tau Tona and Savuka mines and associated rock-dump and tailings storage facility reclamation sites, mine rehabilitation and closure activities located in the West Wits region and their associated assets and liabilities;

•	First Uranium (Pty) Limited which owns Mine Waste Solutions (Pty) Limited and Chemwes (Pty) Limited as well as associated tailings assets and liabilities;

•	Covalent Water Company (Pty) Limited, AngloGold Security Services (Pty) Limited and Masakhisane Investments (Pty) Limited; and

•	Certain rock-dump reclamation, mine rehabilitation and closure activities located in the Vaal River region and their associated assets and liabilities.

The consideration comprises three elements:

•	US$200m in cash payable at closing; and

•	Two components of deferred consideration, payable as follows:

1.
US$260 per ounce payable on all underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and Tau Tona mines) in excess of 250,000 ounces per annum for 6 years commencing 1 January 2021; and

2.	US$20 per ounce payable on underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and Tau Tona mines) below the datum of current infrastructure.

The agreement provides for terms customary in agreements of this nature and is subject to customary conditions precedent. Key conditions precedent include:

•	Approval from the South African Competition Authorities pursuant to the South African Competition Act No 89 of 1998; and

•	Section 11 approval from the Minister of Mineral Resources and Energy pursuant to the MPRDA in relation to West Wits Mineral Right.

AngloGold Ashanti and Harmony have committed to engage with the relevant authorities and other stakeholders in order to ensure the conditions precedent are fulfilled as soon as possible with earliest closing anticipated on or about 30 June 2020.

As at 31 December 2019, AngloGold Ashanti had received offers from potential buyers regarding the sale of the South African assets. The announced transaction on 12 February 2020 resulted in an expected consideration of around $300m which forms the basis for the fair value less costs to sell value of the South Africa disposal group. The non-recurring fair value measurement for the South Africa disposal group is included in level 3 of the fair value hierarchy. The fair value is based on unobservable market offers from potential buyers for the South Africa disposal group.

The held for sale assets and liabilities related to the transaction are reported in the South Africa segment. The South African asset sale is treated as a discontinued operation.

In terms of the transaction the silicosis obligation of $65m and the post-retirement medical obligation of $93m relating to South African employees are retained by AngloGold Ashanti.

Sale interest in the Sadiola Mine

On 23 December 2019, AngloGold Ashanti announced that it together with its joint venture partner, IAMGOLD Corporation (IAMGOLD), had agreed to sell their interests in Société d’Exploitation des Mines d’Or de Sadiola S.A. (Sadiola) to Allied Gold Corp (Allied Gold). Sadiola's principal asset is the Sadiola Mine located in the Kayes region of Western Mali. AngloGold Ashanti and IAMGOLD each hold a 41% interest in Sadiola with the remaining 18% interest held by the Government of Mali.

9     DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE (continued)

In terms of the agreement, AngloGold Ashanti and IAMGOLD will sell their collective interests in Sadiola to Allied Gold for a cash consideration of US$105m, payable as follows:

•	US$50m (US$25m each to AngloGold Ashanti and IAMGOLD) upon the fulfillment or waiver of all conditions precedent and closing of the transaction;

•	Up to a further US$5m (US$2.5m each to AngloGold Ashanti and IAMGOLD), payable 8 days after closing, to the extent that the cash balance of Sadiola at closing is greater than an agreed amount;

•	US$25m (US$12.5m each to AngloGold Ashanti and IAMGOLD) upon the production of the first 250,000 ounces from the Sadiola Sulphides Project (SSP); and

•	US$25m (US$12.5m each to AngloGold Ashanti and IAMGOLD) upon the production of a further 250,000 ounces from the SSP.

The transaction is subject to the fulfillment, or waiver, of a number of conditions precedent, including the receipt of certain approvals and releases from the Government of Mali. AngloGold Ashanti received approval from the South African Reserve Bank in early 2020. It is anticipated that all conditions precedent will be fulfilled or waived by the end of April 2020.

This transaction offer represents the most significant unobservable input in determining the non-recurring fair value measurement of the Sadiola investment; accordingly, the fair value is included in level 3 of the fair value hierarchy.

The carrying value of the Sadiola held for sale asset of $20m (which is lower than fair value less costs to sell) is included in the Continental Africa segment; it was previously disclosed as an investment in joint venture on the Statement of Financial Position.

Discontinued operations
The results of the South Africa disposal group for the year ended 31 December 2019 are presented below:

	US Dollars
Figures in millions	2019	2018	2017
Revenue from product sales	555	608	1,116
Cost of sales	(479)	(589)	(1,129)
Gain (loss) on non-hedge derivatives and other commodity contracts	3	3	10
Gross profit (loss)	79	22	(3)
Other expenses	(44)	(72)	(97)
Derecognition of assets, impairments and profit on disposal of assets	(3)	(118)	(256)
Impairment loss recognised on remeasurement to fair value less costs to sell	(549)	—	(35)
Profit (loss) before taxation	(517)	(168)	(391)
Normal taxation	(23)	38	(14)
Deferred tax on impairment loss, derecognition and profit on disposal of assets	164	47	69
Profit (loss) from discontinued operations	(376)	(83)	(336)

9     DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE (continued)

The major classes of assets and liabilities of the South African disposal group as at 31 December 2019, are as follows:

US Dollars
Figures in millions	2019
Tangible assets and right of use assets	429
Other investments	84
Inventories	37
Trade, other receivables and other assets	4
Deferred taxation	15
Cash and cash restricted for use	12
Assets held for sale	581

Lease liabilities	3
Environmental rehabilitation and other provisions	211
Trade and other payables	58
Liabilities held for sale	272
Net assets held for sale	309

Total assets held for sale include:
Sadiola	20
South Africa	581
601

The discontinued operations' net cash flows are reflected in the Statement of Cash Flows.

Impairment of South African assets

Following the classification of the South African disposal group as held for sale, an impairment of $549m (tangible assets of $495m and non-current inventories of $54m) and taxation on impairment of $164m (i.e. $385m, net of tax) was recognised to reduce the carrying amount of the assets in the disposal group to their fair value less costs to sell.